Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Current assets
Cash and cash equivalents	$ 53,673	$ 60,778
Trade receivables	74,077	79,617
Other receivables	6,868	12,422
Contract assets	4,686	1,460
Due from related parties	11,566	12,061
Inventories	85,187	83,925
Prepayments	1,926	1,140
Other current assets	1,521	2,745
Total current assets	239,504	254,148
Non-current assets
Financial assets at fair value through other comprehensive income	4,062	2,332
Property, plant and equipment	41,747	41,418
Right-of-use assets	3,735	0
Prepaid land lease payments		978
Investment properties	730	720
Intangible assets	128	157
Investments in associates	935	864
Deferred tax assets	3,939	3,919
Other non-current assets	4,131	1,262
Total non-current assets	59,407	51,650
Total assets	298,911	305,798
Current liabilities
Interest-bearing loans and borrowings	11,356	24,814
Trade and other payables	16,879	21,127
Due to related parties	3,284	2,997
Financial liabilities at fair value through profit or loss	3	142
Accruals	14,437	14,197
Current tax liabilities	2,872	3,863
Employee benefit liabilities	1,888	1,282
Lease liabilities	574	44
Other current liabilities	2,356	3,272
Total current liabilities	53,649	71,738
Non-current liabilities
Employee benefit liabilities	10,434	8,273
Lease liabilities	2,254	46
Deferred tax liabilities	4,139	3,925
Total non-current liabilities	16,827	12,244
Total liabilities	70,476	83,982
Equity
Issued capital	138	138
Additional paid-in capital	110,416	110,376
Treasury shares	(38)	(38)
Retained earnings	53,384	55,016
Other components of equity	(10,046)	(15,464)
Equity attributable to equity holders of the parent	153,854	150,028
Non-controlling interests	74,581	71,788
Total equity	228,435	221,816
Total liabilities and equity	$ 298,911	$ 305,798